Related Party Transactions (Details) - Schedule of Transactions with Related Parties - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties	€ 692,952	€ 717,915
Sales [Member]
Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties	184,362	544,786
Services Received [Member]
Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties	508,590
Service Received [Member]
Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties		142,433
Purchases [Member]
Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties		30,696
Senior Partner [Member]
Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties	508,590	142,433
Senior Partner [Member] | Sales [Member]
Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties
Senior Partner [Member] | Services Received [Member]
Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties	508,590
Senior Partner [Member] | Service Received [Member]
Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties		142,433
Senior Partner [Member] | Purchases [Member]
Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties
Other Group Companies [Member]
Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties	184,362	575,482
Other Group Companies [Member] | Sales [Member]
Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties	184,362	544,786
Other Group Companies [Member] | Services Received [Member]
Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties
Other Group Companies [Member] | Service Received [Member]
Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties
Other Group Companies [Member] | Purchases [Member]
Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties		€ 30,696